As filed with the Securities and Exchange Commission on October 27, 2017

Securities Act Registration No. 333-189479

Investment Company Registration File No. 811-22826

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. 7

☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT ACT OF 1940

☐

Amendment No. 8

☒

TCG Financial Series Trust I

Catalyst Capital Advisors LLC

36 North New York Avenue, Floor 2

Huntington, NY 11743

1-800-494-2755

Copies to:

Catalyst Capital Advisors LLC 36 North New York Avenue, Floor 2 Huntington, NY 11743	Andrew Davalla, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215-6101

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 27, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TCG FINANCIAL SERIES TRUST I

Prospectus

TCG Cash Reserve Money Market Fund

Class

Ticker Symbol

Institutional Shares	[ CRIXX ]
Service Shares	[ n/a ]
Investor A Shares	[ n/a ]
Investor B Shares	[ n/a ]
Investor C Shares	[ n/a ]

October 27, 2017

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY:  TCG Cash Reserve Money Market Fund 1

Investment Objective

1

Fees and Expenses of the Fund

1

Principal Investment Strategies of the Fund

2

Principal Risks of Investing in the Fund

3

Performance

5

Average Annual Total Returns

6

Adviser

6

Portfolio Manager

6

Purchase and Sale of Fund Shares

6

Tax Information

6

Payments to Broker-Dealers and Other Financial Intermediaries

7

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT
STRATEGIES AND RELATED RISKS

7

Investment Objective

7

The Fund's Investment Strategies

7

The Fund's Investment Risks

10

Portfolio Holdings Disclosure Policies

13

Manager-of-Managers Order

13

MANAGEMENT OF THE FUND 14

Adviser

14

Portfolio Manager

14

Advisory Fees

14

HOW TO BUY SHARES 15

Purchasing Shares

15

Opening an Account

16

Minimum Purchase Amount

17

Automatic Investment Plan

18

Additional Investments

18

Other Purchase Information

18

HOW TO REDEEM SHARES 18

By Mail

19

By Telephone

19

Additional Information

20

Other Rights of the Fund

20

Special Limitations Affecting Redemptions

20

Suspension of Redemptions Upon Liquidation

21

Note on Low Balance Accounts

21

Short-term Trading Policy

22

DIVIDENDS, DISTRIBUTIONS AND TAXES 22

Dividends and Distributions

22

Taxes

22

DISTRIBUTOR PLAN 24

FINANCIAL HIGHLIGHTS 25

PRIVACY NOTICE

26

-i-

FUND SUMMARY:  TCG CASH RESERVE MONEY MARKET FUND

Investment Objective: The investment objective of TCG Cash Reserve Money Market Fund ("Fund"), a series of TCG Financial Series Trust I ("Trust"), is to achieve preservation of capital, current income, liquidity and stability of principal.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the TCG Cash Reserve Money Market Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Service Shares	Investor A Shares	Investor B Shares	Investor C Shares
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees[1]	None	None	None	None	None
Shareholder Servicing Fee	None	0.05%	0.10%	0.15%	0.20%
Other Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.63%	0.68%	0.73%	0.78%	0.83%
Fee Waiver and/or Expense Reimbursement [2]	(0.33)%	(0.38)%	(0.43)%	(0.48)%	(0.53)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%	0.30%	0.30%	0.30%	0.30%

1

The Fund has adopted a Rule 12b-1 Plan for each of its share classes that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through October 31, 2018.

2

As described in the "Management of the Funds" section of the Fund's prospectus on pages 13 through 15, Catalyst has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 0.30% for all share classes until October 31, 2018 (the "contractual expense limitation agreement"). The Fund may have to repay some of these waivers and/or reimbursements to Catalyst in the following three (3) years provided that the current year's expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated by a majority of the non-interested Trustees upon sixty (60) days' written notice to the Advisor and will terminate automatically upon the termination of the Management Services Agreement.  The Advisor may not terminate this agreement without the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The calculations for years after Year #1 in the example assume that the Fund's Rule 12b-1 Distribution Fee has been included.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	Service Shares	Investor A Shares	Investor B Shares	Investor C Shares
Year 1	$31	$31	$31	$31	$31
Year 3	$168	$179	$190	$201	$212
Year 5	$319	$341	$364	$386	$408
Year 10	$755	$811	$866	$921	$976

Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition, a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund's cash component consists of money market or other demand deposits ("Deposits") in accounts with U.S. banks or savings and loan associations (“Banks”) whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”), subject to each Bank’s FDIC insurance limit per deposit (currently $250,000). The Fund may also invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("Government Securities"), or in repurchase agreements for Government Securities. The Fund may also invest in U.S. Government money market funds. All investments will be payable in U.S. dollars.

The Fund's Advisor (as defined below) will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund's dollar-weighted average legal maturity (“WAM”) will be 60 days or less, and the dollar-weighted average life to maturity (“WAL”) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund's Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates as well as the credit quality of the issuer.

Although the Fund is a money market fund, it will price and transact at a "floating" net asset value (“NAV”) that will fluctuate based on changes in the value of the Fund's investment.

Principal Risks of Investing in the Fund

The Fund is subject to management risk and the Fund may not achieve its objective if the Advisor's expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Management Risk.  The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

Market Risk.  Overall market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund's yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation.   If the Fund holds a Deposit at a bank that fails, the Fund may incur losses to the extent that the Deposit exceeds the FDIC insurance limit.

Government Securities Risk. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Instrument Risk. Floating and variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

Floating and variable rate instruments may be subject to greater liquidity risk than other debt instrument, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Because the share price of the Fund may fluctuate, when you sell your shares they may be worth less than what you originally paid for them.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Performance

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance.

Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund's website at www.CatalystTCGFunds.com or by calling the Fund toll-free at 1-866-707-8588.

Annual Returns For Years Ended December 31, 2016

Best Quarter	June 30, 2016	0.10%
Worst Quarter	June 30, 2015	0.02%

Average Annual Total Returns

(For the periods ended December 31, 2016)

	1 Year	Since Inception (July 3, 2014)
Institutional Class Shares	0.40%	0.29%

The Institutional Class Shares' seven-day current yield on December 31, 2016 was 0.56%.

Returns would have been lower if the Fund's adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.

Advisor

Catalyst Capital Advisors, LLC is the Fund's investment advisor (the "Advisor").

Portfolio Manager

James Szilagyi, Portfolio Manager of the Advisor, serves as the Fund's Portfolio Manager.  Mr. Szilagyi has served the Fund in this capacity since October 2016.

Purchase and Sale of Fund Shares

The minimum initial investment in the Fund is $500 for a regular account, $500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE ABOUT THE FUND

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the Fund is non-fundamental and may be changed by the Board of Trustees (the “Board”) without shareholder approval. If the Board decides to change the Fund's investment objective, shareholders will be given 60 days' written advance notice.

The Fund's investment objective is to achieve preservation of capital, current income, liquidity and stability of principal.

The Fund's Investment Strategies

The Fund seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average legal maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund's cash component consists of money market or other Deposits in accounts with Banks whose deposits are insured by the FDIC, subject to each Bank’s FDIC insurance limit per deposit (currently $250,000). The Fund may also invest in Government Securities, or in repurchase agreements for Government Securities. The Fund may also invest in U.S. Government money market funds. All investments will be payable in U.S. dollars.

The Fund's Advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund's WAM will be 60 days or less, and the WAL of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund's Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates as well as the credit quality of the issuer.

In buying and selling securities for the Fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the Fund's investments. Although the Fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the Fund's investments.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by the  Advisor, pursuant to guidelines approved by the Board.

In satisfaction of the quality requirements of Rule 2a-7, Deposits acquired by the Fund, will be determined at the time of purchase by the Advisor, under guidelines approved by the Board, to present minimal credit risks and will be "Eligible Securities." An "Eligible Security" is a security:

1. with a remaining maturity of 397 calendar days or less that the Board determines presents minimal credit risks to the Fund, which determination must include an analysis of the capacity of the security's issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security's issuer or guarantor:

(A) financial condition;

(B) sources of liquidity;

(C) ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and

(D) strength of the issuer or guarantor's industry within the economy and relative to economic trends, and issuer or guarantor's competitive position within its industry; or

2. that is issued by a registered investment company that is a money market fund; or

3. that is a government security.

Pursuant to Rule 2a-7, the Fund is subject to a "general liquidity requirement" that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, the Fund must consider factors that could affect the Fund's liquidity needs, including characteristics of the Fund's investors and their likely redemptions.

Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. "Daily liquid assets" include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day.  Under normal conditions, certain Fund Deposits may not qualify as "daily liquid assets." "Weekly liquid assets" include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (v) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

The Fund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer's securities (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment).

In order to meet its daily liquidity requirements, the Fund may also invest in other investment companies that pay redemptions on the same or next business day.

The Fund is permitted to invest in repurchase agreements and engage in repurchase agreement transactions but only to the extent that they are collateralized by cash, government securities or Deposits.

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Board, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

The Fund's Investment Risks

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund. Also, an investment in the Fund is not a complete investment program.

The main risks associated with investing in the Fund are summarized in "Principal Risks of Investing in the Fund" at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

Investments in Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Management Risk.  The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Although the Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund's yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a net asset value of $1.00 per share.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.  If the Fund holds a Deposit at a bank that fails, the Fund may incur losses to the extent that the Deposit exceeds the FDIC insurance limit.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. A Fund could experience a loss and the Fund's net asset value may be affected when selling securities to meet redemption requests if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests.

Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities' resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund's affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund's ability to sell the securities at any given time. Such securities also may lose value.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Expense Risk. Fund expenses are subject to a variety of factors, including fluctuations in the Fund's net assets.  Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund's net assets decrease due to market declines or redemptions, the Fund's expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund's expense ratio could be significant.

Bank Account Restriction Risk. Investments by the Fund in savings deposits have certain requirement restrictions on the number of "convenient" transfers or withdrawals that may be made per month (or per statement cycle of at least four weeks) from the account.  In order to classify an account as a "savings deposit," the FDIC insured institution must, in its account agreement with the customer, reserve the right at any time to require seven (7) days' advance written notice of an intended withdrawal.  In addition, for an account to be classified as a "savings deposit," the depositor may make no more than six "convenient" transfers or withdrawals per month from the account. "Convenient" transfers and withdrawals, for purposes of this limit, include preauthorized, automatic transfers (including but not limited to transfers from the savings deposit for overdraft protection or for direct bill payments) and transfers and withdrawals initiated by telephone, facsimile, or computer, and transfers made by check, debit card, or other similar order made by the depositor and payable to third parties. Other, less-convenient types of transfers, such as withdrawals or transfers made in person at the bank, by mail, or by using an ATM, do not count toward the six-per-month limit and do not affect the account's status as a savings account. Also, a withdrawal request initiated by telephone does not count toward the transfer limit when the withdrawal is disbursed via check mailed to the depositor.  Accordingly, this restriction may result in a delay in liquidating the Fund's investment.

For more information about risks associated with the types of investments that the Fund may purchase, please read the Statement of Additional Information.

Portfolio Holdings Disclosure Policies

A description of the Fund's policies regarding disclosure of the securities in the Fund's portfolio is found in the Statement of Additional Information and on the Fund's website at www.CatalystTCGFunds.com.

Manager-of-Managers Order

The Advisor has received an exemptive order (the "Order") from the SEC that permits the Advisor, with the Board’s approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by the Advisor within 90 days of such change.

 MANAGEMENT OF THE FUND

Advisor

Catalyst Capital Advisors LLC, a New York limited liability company located at 36 North New York Avenue, Floor 2, Huntington, NY 11743, serves as Advisor to the Fund. Catalyst, a registered investment advisor, was organized on January 24, 2006. Management of mutual funds is currently its primary business. As of October 1, 2017, Catalyst manages approximately $5.9 billion in assets.

Portfolio Manager

James Szilagyi - Portfolio Manager

Mr. Szilagyi has served as a portfolio manager of the Fund since October 2016. He is responsible for the day-to-day management of the Fund. Mr. Szilagyi began his association with the Advisor in 2015 as product manager. From 2011-2015, he served in various technical and management roles with Fidelity Information Services. Mr. Szilagyi has an MBA from the Weatherhead School of Management at Case Western Reserve University and a bachelor of science degree from Purdue University.

Advisory Fees

As the investment adviser, the firm oversees the asset management of the Fund and its separate classes.  As compensation for these services, the firm receives a management fee of 0.50% of the Fund's average daily net assets. For the fiscal year ended, June 30, 2017, the Advisor received a management fee in an amount equivalent to 0.17% of the Fund's average daily net assets.

The Advisor has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation)  as a percentage of daily net assets to 0.30% until October 31, 2018 (the "contractual expense limitation agreement"). The Fund may have to repay some of these waivers and/or reimbursements to Catalyst Capital Advisors in the following three (3) years provided that the current year's expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated upon sixty (60) days' written notice to the Advisor and will terminate automatically upon the termination of the Management Services Agreement.  The Advisor may not terminate this agreement without the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

The Fund's Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Fund's shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.   A discussion regarding the basis of the Board of Trustees' approval of the management agreement with Catalyst will be available in the Fund's semi-annual report for the fiscal period ended December 31, 2017.

SHAREHOLDER INFORMATION

HOW TO BUY SHARES

Purchasing Shares

You do not pay any sales charge (sometimes called a load) when you buy shares of the Fund.

The price you pay for your shares is the NAV per share of the Fund. NAV is the value of everything a Fund owns, minus everything the Fund owes, divided by the number of shares of that Fund held by investors. The Fund is an institutional money market fund, which means that the NAV of the Fund's shares will "float," fluctuating with changes in the values of the Fund's portfolio securities. The Fund may impose a fee upon the sale of Fund shares or may temporarily suspend the ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. The Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of shares is generally calculated as of the cut-off time which under normal conditions is 4:00 p.m. Eastern Time (“ET”) each day the Fund is accepting orders. You will pay the next NAV per share price calculated after the Fund receives your application or request in good order.

 Shares are available to be purchased on any business day that the Federal Reserve Bank of New York (the “Federal Reserve”) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund may also close and shares will not be available to be purchased when the Federal Reserve is open and the New York Stock Exchange (“NYSE”) is closed, such as Good Friday.

On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes early, the Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. The Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund's close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day.

Purchase orders received by the Fund with your application or request in good order after the Fund closes will be effective the following business day.

If your purchase order is received by the Fund with your application or request in good order by the Fund's cut-off time listed below, your purchase order will be processed at that day's price and you will be entitled to all dividends declared on that day. If your purchase order is received by the Fund with your application or request in good order after the cut-off time, we will process it at the next day's price.

Share ownership is electronically recorded; therefore, no certificate will be issued.

Normally, the cut-off time for the Fund is 4:00 p.m. ET.

The Fund calculates its NAV per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. ET.  The Fund's NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. ET will be processed on that same day.  Requests received after 4:00 p.m. ET will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order" means your purchase request includes:

•

the name of the Fund and share class

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the applicable Fund

Opening an Account

You may purchase shares directly through the Fund's transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Fund for the first time, please call toll-free 1-866-707-8588 to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Fund's transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

TCG Cash Reserve Money Market Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the applicable Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Fund's transfer agent, at 1-866-707-8588 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in shares of the Fund is $500 for a regular account, $500 for an IRA account, or $100 for an automatic investment plan account.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment.  If you have an existing account that does not include the automatic investment plan, you can contact the Fund's transfer agent to establish an automatic investment plan.  The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund.  You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100.  The Fund may alter, modify or terminate this plan at any time.  To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Fund at 1-800-494-2755.

Additional Investments

The minimum subsequent investment in the Fund is $50.  You may purchase additional shares of the Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 1-866-707-8588 or by writing to the Fund at:

TCG Cash Reserve Money Market Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Fund.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Fund's transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's NAV. Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Fund may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

The Fund typically expects that it will take up to 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemptions payment methods will be used in regular and stressed market conditions.

By Mail

You may redeem any part of your account in the Fund at no charge by mail.

Your request, in proper form, should be addressed to:

TCG Cash Reserve Money Market Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

"Proper form" means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $100,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-866-707-8588 if you have questions.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone

You may redeem any part of your account in the Fund by calling the transfer agent at 1-866-707-8588.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information

If you are not certain of the requirements for redemption please call the transfer agent at 1-866-707-8588.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the SEC, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Other Rights of the Fund

The Fund may:

•

Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the 1940 Act,

•

Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the 1940 Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

•

Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the 1940 Act, and

•

Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below $250.00.

Special Limitations Affecting Redemptions

The Fund may impose liquidity fees and temporarily suspend redemptions based on the amount of Fund assets that are "weekly liquid assets." Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the Fund fall below 30% of total assets and the  Board determines it is in the Fund's best interests, the Fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the Fund fall below 10% of total assets, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board determines that imposing such a fee would not be in the Fund's best interests or determines that a lower or higher fee (not to exceed 2%) would be in the Fund's best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the Fund's best interests. The Board of the Fund may determine that it would not be in the Fund's best interests to continue operating if the Fund's weekly liquid assets fall below 10% or under other circumstances. At which point, the Fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating Fund securities from shareholders who remain in the Fund to those who leave the Fund during periods when liquidity is scarce. The fees are payable to the Fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption. If the fund receives a liquidity fee, it is possible that it may return the fee to shareholders in the form of a taxable distribution at a later time.

If liquidity fees are imposed or redemptions are suspended, the Fund will notify shareholders on the Fund's website.

Suspension of Redemptions Upon Liquidation

If the Board, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act, determines that the deviation between a Fund's amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may, in the case of the Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payments of redemption proceeds in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Note on Low Balance Accounts

Because of the high cost of maintaining smaller shareholder accounts, the Trust has set a minimum balance of $500 in the Fund position you hold within your account ("Fund

Minimum"), and may take one of two actions if the balance in your Fund falls below the Fund Minimum.

First, the Fund may redeem the shares in your account if the net asset value of your account falls below $250 for any reason, including market fluctuation. You will be notified that the value of your account is less than $250 before the Fund makes an involuntary redemption. The notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $250 before the Fund makes an involuntary redemption or to the Fund Minimum in order not to be assessed an annual low balance fee of $20, as set forth below. This involuntary redemption may not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.

Short-term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by Fund shareholders and has determined that due to (i) the Fund's policy of seeking to maintain the Fund's net asset value per share at $1.00 each day, (ii) the nature of the Fund's portfolio holdings, and (iii) the nature of the Fund's shareholders, it is unlikely that (a) market timing would be attempted by the Fund's shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or their shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. The Fund declares dividends daily and distributes dividends monthly. These dividends and distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  The Fund expects that its distributions will consist of both capital gains and dividend income.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.  Because the Fund will have a floating NAV per share, shareholders may experience taxable gains or losses as a result of buying and selling Fund shares.

You will pay tax on ordinary income dividends derived from taxable interest and on capital gain distributions from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent that a Fund's distributions are derived from income on short-term debt securities and from short-term capital gains, such distributions will not be eligible for taxation at the reduced rate. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund's investments in private activity bonds.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012. However, this tax will not apply to certain amounts that are already excludable from gross income, such as interest on tax-exempt bonds.

Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax advisor about federal, state and local tax consequences of owning shares of a Fund.

Generally, within 60 days after the end of a Fund's taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

Dividends the Fund pays to a nonresident alien individual, a foreign corporation or partnership, or foreign trust or estate (each, a “foreign shareholder”), other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). If a foreign shareholder’s ownership of Fund shares is effectively connected with a U.S. trade or business it carries on, the foreign shareholder will not be subject to that withholding tax but will be subject to federal income tax on income dividends from the Fund as if it were a U.S. shareholder. A foreign shareholder generally will be exempt from federal income tax on gain realized on the sale of Fund shares and Fund distributions of net capital gain, unless the shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership). Two categories of dividends, “short-term capital gain dividends” and “interest-related dividends,” the Fund pays to foreign shareholders (with certain exceptions) and reports in writing to its shareholders also are exempt from that tax. “Short-term capital gain dividends” are dividends that are attributable to “qualified short-term gain” (i.e., net short-term capital gain, computed with certain adjustments). “Interest-

related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain OID, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) from sources within the United States.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund.  The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

This discussion is not a substitute for personal tax advice. You should consult your personal tax advisor about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan ("12b-1 Plan" or "Plan"), pursuant to which the Fund will pay the Fund's distributor an annual fee for distribution of 0.25% of the Fund's average daily net assets attributable to each Fund Class and a shareholder servicing expenses fee of 0.05% for Class – Service Shares, 0.10% for Class – Investor A Shares, 0.15% for Class – Investor B Shares, and 0.20% for Class – Investor C Shares of the Fund's average daily net assets of the respective Class.  The Plan will not be activated through October 31, 2018.

The Fund's distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution 12b-1 fees.

FINANCIAL HIGHLIGHTS

 The following table is intended to help you better understand the Fund's financial performance of its Institutional Class since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30, 2017 has been audited by Sanville & Company, an independent registered public accounting firm, whose report is included in the annual report, which is available upon request.

	Year Ended 6/30/2017	Year Ended 6/30/2016	Period Ended (a) 6/30/2015
Net Asset Value, at Beginning of Year/Period	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net Investment Income *	0.01	0.00 (d)	0.00 (d)
Net Realized and Unrealized Gain (Loss) on Investments	0.00	0.00 (d)	0.00
Total from Investment Operations	0.01	0.00	0.00
Distributions:
Net Investment Income	(0.01)	0.00 (d)	0.00 (d)
Total from Distributions	(0.01)	0.00	0.00
Net Asset Value, at End of Year/Period	$ 1.00	$ 1.00	$ 1.00
Total Return **	0.56%	0.32%	0.18% (c)
Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 26,070	$ 30,453	$ 501
Before Waivers
Ratio of Expenses to Average Net Assets	0.63%	0.64%	3.23% (b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.22%	0.01%	(2.74)% (b)
After Waivers
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.25% (b)
Ratio of Net Investment Income to Average Net Assets	0.55%	0.35%	0.25% (b)
Portfolio Turnover	0.00%	0.00%	0.00% (c)

(a)

The Fund commenced investment operations on July 3, 2014.

(b)

Annualized

(c)

Not Annualized

(d)

Amount is less than $0.005

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

 PRIVACY NOTICE

TCG FINANCIAL SERIES TRUST I

Rev. July 2015

FACTS	WHAT DOES TCG FINANCIAL SERIES TRUST I DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons TCG Financial Series Trust I chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does TCG Financial Series Trust I share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	NO	We don't share
For our affiliates to market to you	NO	We don't share
For non-affiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-800-494-2755

PRIVACY NOTICE

TCG FINANCIAL SERIES TRUST I

What we do:
How does TCG Financial Series Trust I protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does TCG Financial Series Trust I collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates' everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • TCG Financial Series Trust I has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • TCG Financial Series Trust I does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • TCG Financial Series Trust I does not jointly market.

TCG Cash Reserve Money Market Fund

(a series of TCG Financial Series Trust I)

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information ("SAI")

The Fund's SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio holdings.

You can obtain a free copy of the Fund's SAI, Annual and Semi-annual Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-866-707-8588, by visiting the Fund's website at www.CatalystTCGFunds.com, or by writing to:

TCG Cash Reserve Money Market Fund

c/o Mutual Shareholders Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

When a Fund (or a financial intermediary through which shares of the Fund may be purchased or sold) receives a request for its SAI, its Annual Report, or its Semi-Annual report, the Fund (or financial intermediary) must send the requested document within three (3) business days of receipt of the request, by first class mail or other means designed to ensure equally prompt delivery.

You can review and copy information, including the Fund's shareholder reports and SAI, at the SEC's Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

•	free of charge from the SEC's EDGAR database on the SEC's Internet website at http://www.sec.gov, or
•	for a fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520, or

•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust's SEC Investment Company Act file number is 811-22826)

STATEMENT OF ADDITIONAL INFORMATION

October 27, 2017

TCG FINANCIAL SERIES TRUST I

On behalf of its separate series the

TCG Cash Reserve Money Market Fund

36 North New York Avenue, Floor 2

Huntington, NY 11743

Class	Ticker Symbol
Institutional Shares	[ CRIXX ]
Service Shares	[ N/A ]
Investor A Shares	[ N/A ]
Investor B Shares	[ N/A ]
Investor C Shares	[ N/A ]

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for shares of the TCG Cash Reserve Money Market Fund, dated October 27, 2017. The Fund is a separate series of the TCG Financial Series Trust I (“Trust”), an open-end management company organized as an Ohio Business Trust.  This SAI has been incorporated in its entirety into the Prospectus. The TCG Cash Reserve Money Market Fund’s Annual Report to Shareholders for the period ended June 30, 2017 is incorporated herein by reference. Copies of the Prospectus and the Annual Report to Shareholders may be obtained at no charge from the Fund by writing to the above address or calling 1-866-707-8588.

TABLE OF CONTENTS

The TCG Cash Reserve Money Market Fund	1
Investment Restrictions	1
Investment Practices	3
Additional Information about Investments and Risks	5
Disclosure of Portfolio Holdings	7
Trustees and Officers	8
Principal Shareholders	12
Advisor	12
Code of Ethics	14
Transfer Agent, Fund Accounting Agent and Administrator	14
Compliance Services	15
Custodian	16
Independent Registered Public Accounting Firm	16
Counsel	16
Distributor	16
Rule 12b-1 Plan	16
Proxy Voting Policy	18
Portfolio Turnover	18
Portfolio Transactions	18
Purchase and Redemption of Shares	19
Net Asset Value	19
Tax Information	21
Dividends and Distributions	23
Performance Information	23
Backup Withholding	23
Foreign Shareholders	24
Financial Statements	24
Appendix A - Description of Commercial Paper and Bond Ratings	A-1
Appendix B - Proxy Voting Policies And Procedures	B-1

-i-

DESCRIPTION OF THE TRUST AND THE FUND

The TCG Financial Series Trust I (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on April 9, 2013. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The TCG Cash Reserve Money Market Fund, previously known as the TCG Cash Reserve Government Money Market Fund (the “Fund”) is a separate diversified series of the Trust. The Fund’s name was changed on October 28, 2015 removing the reference to “Government”.  There are currently no other series (or funds) in the Trust. However additional series may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.

Catalyst Capital Advisors LLC (“Catalyst”) acts as Advisor to the Fund.

The Trust does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent for the account of the shareholder.  Each share of the Fund represents an equal proportionate interest in the assets and liabilities’ belonging to the series with each other share of the series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.   No shareholder is liable to further calls or to assessment by the Trust without his or her express consent. The Fund offers one class of shares.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, the shareholder is entitled to one vote for the whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

INVESTMENT RESTRICTIONS

Fundamental Restrictions.

The following investment restrictions are fundamental policies of the Fund and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding voting shares of the Fund.

As a matter of fundamental policy, the Fund:

(1) May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund’s total assets at the time of purchase would be invested in securities of companies whose principal activities are in the same industry. Notwithstanding the foregoing, the Fund may invest more than 25% of their total assets in obligations issued by Banks, including U.S. banks, including, but not limited to, instruments such as: certificates of deposit and other short term obligations.

(2) May not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940 (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

(3) May not borrow money except to the extent permitted under the 1940 Act, including the rules, regulations and any obtained thereunder,

(4) May not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

(5) May not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities

(6) May not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

(7) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(8) The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

Additionally, the 1940 Act limits a Fund's ability to borrow money, prohibiting the Fund from issuing senior securities, except a Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Additionally, the 1940 Act and regulatory interpretations currently limits the percentage of the Fund’s securities that may be loaned to one-third of the value of its total assets.

Regulatory Compliance. The Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

Non-Fundamental Restrictions:

The following limitations have been adopted by the Trust with respect to the Fund and they may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.

The Fund will not invest in illiquid securities in an amount exceeding, in the aggregate, 5% of the Fund’s total assets.

Unless otherwise indicated, all limitations apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the Manager determines that it is practicable to sell or close out the investment without undue market or tax consequences.

INVESTMENT PRACTICES

The Prospectus for the Fund discusses the principal investment strategies of the Fund. Below you will find more detail about the types of investments and investment practices permitted by the Fund.

Bank Obligations

Bank obligations are short-term obligations issued by U.S. banks, including certificates of deposit, time deposits and money market demand accounts.

The Deposits held in the Fund’s portfolio include deposits in a checking account, negotiable order of withdrawal (NOW) account, savings account, money market deposit account (MMDA), time deposit such as a certificate of deposit (CD).  These Deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government.

Investment Company Securities

The Funds may invest in securities of other investment companies (“Acquired Funds”) and the securities of money market funds, as an efficient means of carrying out their investment policies and managing their un-invested cash. A Fund's shareholders indirectly bear the expenses of the Acquired Funds in which a Fund invests.

Except under exemptive rules or relief from the SEC, a Fund may not invest more than 10% of its total assets at any one time in the shares of other investment companies (funds), 5% of its total assets in the shares of any one investment company, or own more than 3% of the shares of any one investment company. When a Fund invests in the shares of other investment companies, investment advisory and other fees will apply, and the investment’s yield will be reduced accordingly.

Money Market Instruments

On July 23, 2014, the SEC voted to amend Rule 2a-7 under the 1940 Act and other rules and forms related to money market funds. These amendments will affect the manner in which the Fund and other money market funds are structured and operated, and may impact Fund expenses, returns and liquidity. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors. The amendments have staggered compliance dates, but compliance with many of these amendments will be required by October 14, 2016. As a result of these amendments, the Fund may be required to take certain steps that will impact and may adversely affect the Fund. The precise nature of such impact and effects has not yet been determined.

Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller’s obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund’s interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

U.S. Government Securities

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as bills, notes, and bonds of the U.S. Treasury, and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issues or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds. GSE securities, not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits under the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“FHLMC”). Federal National Mortgage Association (“FNMA”) and Tennessee Valley Authority in support of such obligations.

In September 2008, the U.S. Treasury announced that FNMA and FHLMC were placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. The conservatorship has no termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. The FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Further, the FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

Unless restricted by the fundamental policies of the Fund, the following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation.

Government Securities Risk. Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms, which may impact the operation or performance of the Fund.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Bank Account Restriction Risk. Investments by the Fund in savings deposits have certain requirement restrictions on the number of “convenient” transfers or withdrawals that may be made per month (or per statement cycle of at least four weeks) from the account.  In order to classify an account as a “savings deposit,” the FDIC insured institution must, in its account agreement with the customer, reserve the right at any time to require seven (7) days’ advance written notice of an intended withdrawal.  In addition, for an account to be classified as a “savings deposit,” the depositor may make no more than six “convenient” transfers or withdrawals per month from the account. Accordingly, this may restriction may result in a delay in liquidating the Fund’s investment.

“Convenient” transfers and withdrawals, for purposes of this limit, include preauthorized, automatic transfers (including but not limited to transfers from the savings deposit for overdraft protection or for direct bill payments) and transfers and withdrawals initiated by telephone, facsimile, or computer, and transfers made by check, debit card, or other similar order made by the depositor and payable to third parties. Other, less-convenient types of transfers, such as withdrawals or transfers made in person at the bank, by mail, or by using an ATM, do not count toward the six-per-month limit and do not affect the account’s status as a savings account.

Investments in Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies. The Fund intends to limit its investments in accordance with applicable law or as permitted by an SEC rule or exemptive order. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the “5% Limitation”); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the “10% Limitation”); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

The Fund intends to rely on Rule 12d1-1 as well as, to the extent appropriate, Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds.

United States Government Obligations. The Fund may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Bank Obligations. The Fund may invest in bank obligations such as time deposits.

Time deposits are both negotiable and non-negotiable instruments issued in certificated or book entry form against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified rate of return.

Variable and Floating Rate Notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. These notes must satisfy the same quality standards as commercial paper investments. Unrated variable and floating rate notes purchased by the Fund must be determined by the advisor under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Fund’s portfolio securities.  A complete list of the Fund’s portfolio holdings are publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.

As a general matter, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (for example, the Fund’s custodian, administrator, investment adviser, independent public accountants, attorneys, officers and trustees) and are subject to a duty of confidentiality,  and (2) pursuant to certain exceptions that serve a legitimate business purpose.  These exceptions may include:  (1) disclosure of portfolio holdings only after such information has been publicly disclosed and (2) to third-party vendors, currently consisting of Morningstar Investment Services and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement.  The confidentiality agreement must provide, but is not limited to, that the recipient of the portfolio holdings information agrees to limit access to the portfolio holdings information to its employees who, on a need to know basis are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive that the confidentiality obligations contained in the confidentiality agreement.

Neither the Fund nor the Advisor may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.  Any exceptions to the policies and procedures may only be made by the consent of the Trust’s chief compliance officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund and will be reported to the Board at the Board’s next regularly scheduled meeting.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (4) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual's substantial professional accomplishments and prior experience were a significant factor in the determination that the individual should serve as a Trustee of the Trust.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or an advisor or the Distributor (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the advisor, the performance of the Funds, the advisor’s costs and the profitability of the agreements to the advisor, ancillary benefits to the advisor or their affiliates in connection with its relationship to the Funds and the amount of fees charged in comparison to those of other investment companies.

The Board of Trustees currently has one standing committee: the Audit Committee. The committee is described below.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement.  The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Disinterested Trustees

Name, Address, and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held During Past 5 Years
Stephen Lachenauer 169 W. 76th Street, #2-R New York, NY 10023 Year of Birth: 1967	Trustee	Since 9/2015	From 2009 to present, Mr. Lachenauer has been a Sole Practitioner engaged in the general practice of law.	Twenty (20)	N/A

Donald McIntosh 17 Puritan Road Wenham, MA 01984 Year of Birth: 1967	Trustee	Since 9/2015

From May 2011 to present, Mr. McIntosh has been the Credit Risk Review Analyst and Project Manager of Santander, US. From March 2005 to January 2011 he has been a Consumer Loan Manager at Middlesex Savings Bank.

			Twenty (20)	N/A

Interested Trustee2 and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held During Past 5 Years
Jorge H. Coloma 2525 Ponce de Leon Blvd., Suite 300 Coral Gables, Florida 33134 Year of Birth: 1944	Trustee	Since Inception	From 2010 to present, Mr. Coloma has been managing director of TCG Financial Services, LLC; From 2003 until 2008, Mr. Coloma was the managing director of “Insured Deposits Conduit, LLC.”	Ten (10)	N/A
Jennifer Bailey 36 North New York Ave, Huntington, NY 11743 Year of Birth: 1968	Secretary	Since April 2016	Director of Legal Services, MFund Services, LLC, 2012 – Present; Attorney, Weiss & Associates, 2008 – 2010.	N/A	N/A

Umberto Anastasi c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147 Year of Birth: 1974	Treasurer	October 2015	From 1999 to present, Vice President, Mutual Shareholder Services, LLC	N/A	N/A
James Szilagyi 36 N. New York Avenue. Huntington, NY 11743 Year of Birth: 1963	Assistant Treasurer	Since April 2016	Product Manager, Catalyst Capital Advisors LLC, 2015 – Present; Fidelity Information Services, 2011 – 2015.	N/A	N/A
Frederick J. Schmidt 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1959	Chief Compliance Officer	Since 9/2015	Director, MFund Services LLC since 5/2015; Director & Chief Compliance Officer, Citi Fund Services, 2010-2015; Senior Vice President & Chief Compliance Officer, Citi Fund Services, 2004-2010.	Ten (10)	N/A

1 Includes series of TCG Trusts I-X, Mutual Fund, and Variable Insurance Trust and Strategy Shares.

2 The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Fund’s former advisor.

Leadership Structure.  Mr. Lachenauer is the Chairman of the Board of Trustees of the Trust.  The Board of Trustees is comprised of Messrs. Lachenauer and Donald McIntosh, each an Independent Trustee, and Mr. Jorge Coloma, an Interested Trustee.  Mr. Coloma is an interested person by virtue of his position as the managing director with TCG Financial Services, LLC, the predecessor Advisor of the Trust.  The Trustees believe this is the most appropriate leadership structure for the Trust given Mr. Lachenauer’s legal and financial experience background.

Risk Oversight. In its risk oversight role, the Board oversees risk management, and the full Board engages in discussions of risk management and receives reports on investment and compliance risk  at quarterly meetings and on an ad hoc basis, when and if necessary. The Board, directly or through its Audit Committee, reviews reports from among others, the advisers, the Trust’s Chief Compliance Officer, the Trust’s independent registered public accounting firm, and the Independent Trustees’ counsel, as appropriate, regarding risks faced by the Trust and the Fund and the risk management programs of the Trust, the advisers and certain service providers. The full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from the Trust’s Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Trust’s Chief Compliance Officer also meets at least quarterly in executive session with the Independent Trustees. The actual day-to-day risk management with respect to the Fund resides with the Fund’s adviser and other service providers to the Fund. Although the risk management policies of the adviser and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.    The Board met four (4) times throughout the fiscal period ended June 30, 2017.

Audit Committee.  Messrs. Lachenauer and McIntosh serve on the Board’s Audit Committee.  The Board’s Audit Committee is a standing independent committee with a separate chair.  Mr. McIntosh serves as chair of the Audit Committee. The primary function of the Audit Committee, which also serves as the Trust’s Legal Compliance Committee, is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board. The Committee met once throughout the fiscal period ended June 30, 2017.

Background and Qualifications of the Trustees.

Mr. Coloma is an original sponsor of the Trust.  He has many years of experience managing accounts that are FDIC insured.  His experience with FDIC insured accounts makes him uniquely qualified to serve as a Trustee.  He was the managing director of the former advisor of the Trust.

Mr. Lachenauer is an attorney admitted to practice law in New York and has received his MBA.  Mr. Lachenauer, among other areas of legal practice, has experience in securities litigation and regulatory response, Board governance, contract negotiations and investment and wealth planning for high net worth individuals.  His legal and business experience provides the Board with insight into the securities industry and their duties and standards of care as well as legal procedures related to the Board’s responsibilities.

Mr. Donald McIntosh has 23 years of banking experience involving credit underwriting as a credit analyst for consumer and small business loan.  During the past 5 years, Mr. McIntosh has been a credit review analyst and project manager of his employer’s developing and maintaining its retail risk and underwriting policies and procedures.

Messrs. Lachenauer and McIntosh possess an understanding of accounting principles and financial statements as well as the internal controls and procedures for financial reporting. They have experience in preparing analyzing and evaluating financial statements and are therefore qualified to handle the breadth and complexity of issues that can reasonably expected to be raised by the Fund’s financial statements.

Share Ownership in the Fund

Fund Shares Owned by Trustees as of December 31, 2016

(1)	(2)	(3)
Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Jorge Coloma	none	none
Stephen Lachenauer	none	none
Donald McIntosh	none	none

Compensation of the Board of Trustees

Trustees, Messrs. Lachenauer and McIntosh commenced serving as Trustees of the Trust on September 3, 2015.  Mr. Coloma is an Interested Trustee of the Trust and does not receive compensation from the Trust as a Trustee.  The following table shows the compensation from the Fund paid to the Trustees for the fiscal year ending June 30, 2017.  The Trust has no retirement or pension plans.

Compensation Table
Name of Person, Position(s)	Mr. Coloma**	Mr. Lachenauer	Mr. McIntosh
Total Compensation from Fund Complex*	$0	$500	$500

* The “Fund Complex” includes TCG Financial Series Trusts I–X, each a registered open-end investment company.

** Mr. Coloma is compensated by TCG Administrative Services, LLC for administrative and research support services to the Trust’s Advisor.

PRINCIPAL SHAREHOLDERS

Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the advisor.  Persons owning 25% or more of the outstanding shares of the Fund may be deemed to control the Fund. Below are the beneficial and/or record holders of 5% or more of the Fund.

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Fund on October 27, 2017 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Percent (%) of Class
Catalyst Funds* 36 North New York Avenue, Huntington, NY 11743	100%

*May be deemed to control the shares of the Fund because the shareholder holds more than 25% of the outstanding shares.

As of October 1 2017, securities of the Fund owned by all officers and trustees, including beneficial ownership, as a group represented 0% of the outstanding shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

ADVISOR

Catalyst Capital Advisors LLC (the “Advisor”) has been retained by the Trust under a Management Agreements to act as the Fund’s advisor, subject to the authority of the Board of Trustees.  The Advisor was organized under the laws of New York on January 24, 2006.  The Advisor oversees the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers each Fund’s investment program.  The address of the Advisor is 36 North New York Avenue, Huntington, NY 11743. Jerry Szilagyi is the controlling member of the Advisor.

For its services under the Management Services Agreement, the Advisor is paid a monthly management fee at the annual rate of 0.50% of the average daily net assets of the Fund.

The Advisor has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding any front-

end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation)  as a percentage of daily net assets to 0.30% for all share classes until October 31, 2018. The Fund may have to repay some of these waivers and/or reimbursements to the Advisor in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated upon sixty (60) days’ written notice to the Advisor and will terminate automatically upon the termination of the Management Services Agreement.  The Advisor may not terminate this agreement without the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

The following table describes the advisory fees paid to both the former and current Advisor by the Fund during the fiscal years indicated:

Fiscal Year Ended	Advisory Fees Accrued	Total Fees Waived and/or Expenses Reimbursed	Net Advisory Fees Paid (Reimbursed)
June 30, 2015	$2,391	$(12,941)	$(10,550)
June 30, 2016	$78,473	$(54,085)	$24,388
June 30, 2017	$146,643	$(96,687)	$49,956

The Management Agreement (the “Agreement”) with the Fund continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the Fund.  The Management Agreement may be terminated at any time upon 60 days’ written notice by the Fund or by a majority vote of the outstanding shares or 90 days’ written notice by the Advisor and will terminate automatically upon assignment. The Board’s deliberation of the approval of the Advisor’s Management Services Agreement will be available in the Fund’s Semi-Annual Report, dated December 31, 2017.

The Management Agreement provides that the advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Beginning in September 2015, in support of the Advisor’s responsibilities under the Management Services Agreement, under a separate agreement between the Advisor and TCG Administrative Services, LLC (“TCG Administrative”) entitled Administration and Research Agreement, TCG Administrative will assist the Advisor by providing research on suitable Deposits which are consistent with the Fund’s investment strategies and provide oversight in the administration of identifying investment opportunities in US government securities and banks for investments, including bank deposits, by the funds.  The Advisor pays the compensation to TCG Administrative for the services provided under the Administration and Research Agreement.

Portfolio Manager

James Szilagyi serves as the Fund's portfolio manager as well as other portfolios managed by the Advisor and, in that capacity, is primarily responsible for the day-to-day management of the Fund including execution of portfolio transactions. The Advisor compensates the portfolio manager with a fixed base salary and a discretionary bonus based on performance and the profitability of the Fund.

As of September 30, 2017, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by the portfolio manager are as follows:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (millions)	Number	Total Assets (millions)	Number	Total Assets (millions)
James Szilagyi	0	$0	0	$0	0	$0

The advisory fee for the registered investment companies, other pooled investment vehicles or other accounts managed by each of the portfolio managers listed above are not based on the performance of the respective account.

As of the date of this SAI, the Fund’s portfolio manager did not beneficially own any shares of the Fund.

Compensation

The Advisor compensates the portfolio manager with a fixed base salary and a discretionary bonus based on performance and the profitability of the Fund.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the Fund and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

•

The appearance of a conflict of interest may arise where an advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

•

Although the portfolio manager generally does not trade securities in their own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Advisor and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

The Advisor, Distributor and the Fund have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Fund.  Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased or held by the Fund, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND FUND ADMINISTRATION

Mutual Shareholder Services, LLC (“MSS”), which has its principal office at Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, serves as fund accountant and transfer agent for the Fund pursuant to these agreements with the Fund and subject to the supervision of the Board. MSS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

These agreements will remain in effect for an initial term of two years from the effective date for the Fund, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  These agreements are terminable by the Board or MSS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of MSS. These Agreements provide that MSS shall be without liability for any action reasonably taken or omitted pursuant to the agreement.

MSS’s provision of the Fund’s accounting services include:  (1) daily computation of net asset value; (2) maintenance of security ledgers and books and records as required by the 1940 Act; (3) production of the Fund’s listing of portfolio securities and general ledger reports; (4) reconciliation of accounting records; (5) calculation of yield and total return for the Fund; (6) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Advisor; and (7) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

MSS’s provision of the Fund’s transfer agency services include: (1) administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. MSS also has oversight of the following services provided to the Fund: (1) prepare and coordinate the printing of semi-annual and annual financial statements; (2) determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements; (3) review the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (4) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to the Fund to calculate its daily net asset value; (5) assist in and monitor the preparation, filing, printing and where applicable, dissemination to shareholders of  periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (6) coordinate the Trust's audits and examinations by assisting the Fund’s independent public accountants; (7) determine, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (8) monitor the calculation of performance data for the Fund; (9) prepare, or cause to be prepared, expense and financial reports; (10) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; and (11) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies.

For these services, the Fund pays MSS an annual asset-based fee of $40.00 per million dollars of net assets up to $25 million, when the fee will be $400.00 with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses.   For the fiscal year ended June 30, 2015, MSS was paid $3,601 in fees. For the fiscal year ended June 30, 2016, MSS was paid $7,716 in fees. For the fiscal year ended June 30, 2017, MSS was paid $12,057 in fees.

In addition to its portfolio management, the Advisor has oversight of the following services provided to the Fund:  (1) monitor the performance of administrative and professional services rendered to the Trust by others service providers; (2) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to the Fund to calculate its daily net asset value.

In furtherance of the provision of the Advisor’s services to the fund, the Advisor has contracted with TCG Administrative Services, LLC to perform certain administrative and research functions on behalf of the Advisor and the Fund.  These include: (1) monitoring Fund holdings and operations for pre-trade & post-trade compliance with the Fund’s registration statement and applicable laws and rules; (2) prepare selected management reports for performance and compliance analyses; (3) identify banks for deposit investments by the funds; (4) coordinate the opening of the accounts; (5) monitor the accounts on a monthly basis by checking the interest rates and proper credit of interest; (6) prepare reconcilement reports of bank balances and proper credit of interest earned; (7) prepare and coordinate trade tickets on the purchase and sale of shares by investors; (8) coordinate the  preparation of trade tickets for subscriptions and redemptions from accounts. There were no fees or expenses incurred by the Fund during the fiscal years ended June 30, 2015, June 30, 2016, and June 30, 2017 for these services.

COMPLIANCE SERVICES

The Trust has contracted with MFund Services, LLC (“MFund Services”) to provide Frederick J. Schmidt as Chief Compliance Officer of the Trust beginning September 3, 2015.  For the fiscal year ended June 30, 2016, the Fund paid $1,210 in compliance services fees. For the fiscal year ended June 30, 2017, the Fund paid $1,447 in compliance services fees.

CUSTODIAN

The Huntington National Bank, 41 South High Street, Columbus, OH 43215, serves as the custodian of the Fund.  The custodian has custody of all securities and cash of the Fund.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s independent registered public accounting firm is Sanville & Company, located at 1514 Old York Road, Abington, PA 19001.  Shareholders will receive annual financial statements, together with a report of independent accountants, and semiannual unaudited financial statements of the Fund.  Sanville & Company will report on the Fund’s annual financial statements, review certain regulatory reports and the Fund’s income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

COUNSEL

Thompson Hine LLP, 41 South High Street, Columbus, Ohio 43215, serves as counsel for the Trust.

DISTRIBUTOR

The Fund’s Distributor at this time is Arbor Court Capital, LLC a registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is be a member of FINRA. The offering of the Fund's shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, uses its best efforts to distribute the Fund's shares.

When implemented, the Underwriting Agreement will provide that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

When implemented, the Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

RULE 12b-1 PLAN

The Fund has adopted a Distribution and Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Funds, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast, in person, at a meeting on May 23, 2014 called for the purpose of, among other things, voting on such Plan.

The Distribution Plan provides that when implemented the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not currently activated.

The Servicing Plan provides that each class will pay a servicing fee of 0.05% (Service Shares), 0.10% (Investor A Shares), 0.15% (Investor B Shares), 0.20% (Investor C Shares). These fees will be paid to those servicing agents providing account holder and client maintenance services to its clients invested in the Fund.  There were no servicing fees paid during the fiscal year ended June 30, 2016 or the fiscal year ended June 30, 2017 as these classes were not offered for sale.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 (once implemented) that a Fund may pay to financial intermediaries, the Advisor and their affiliates may pay out of their own resources and reasonable profits amounts (including items of material value) to certain financial intermediaries. While FINRA regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and its affiliates may pay out of their own resources and reasonable profits. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to a financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

Retirement Plan Program Servicing Payments

The Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries

From time to time, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor may further delegate such proxy voting to a third party proxy voting service provider. The proxy voting delegates will vote such proxies in accordance with their proxy policies and procedures.  In some instances, the proxy voting delegates may be asked to cast a proxy vote that presents a conflict between its interests and the interests of the Fund’s shareholders.  In such a case, the Trust’s policy requires that the proxy voting delegate abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  Each proxy voting delegate has developed a detailed proxy voting policy that has been approved by the Board of Trustees.  A copy of the Advisor’s proxy voting policies is attached hereto as Appendix B.

Information on how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-707-8588 or on the SEC’s Internet site at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures is also available by calling 1-866-707-8588 and will be sent within three business days of receipt of a request.

PORTFOLIO TURNOVER

The portfolio turnover rate of the Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average of the portfolio, excluding from both the numerator and the denominator securities with the maturities at the time of acquisition of one year or less. Under that definition, as a money market fund, the

Fund will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are affected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund on the basis of the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the Advisor, be reasonable in relation to the value of the brokerage services provided, under each Investment Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Advisor for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Fund and to their other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Advisor and not solely or necessarily for the benefit of the Fund. The Advisor’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Fund pays to the Advisor will not be reduced as a consequence of the Advisor’s receipt of brokerage and research services.  To the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the Advisor in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Advisor in carrying out its obligations to the Fund.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Fund transactions are traded separately from trades of other clients advised by the Advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the Advisor, will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day. There were no brokerage fees or commission paid during the fiscal years ended June 30, 2015, June 30, 2016, and June 30, 2017 respectively.

PURCHASE AND REDEMPTION OF SHARES

Fund shares may be purchased from investment dealers who have sales agreements with the Fund’s Distributor or from the Distributor directly.  As described in the Prospectus, the Fund provides you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

NET ASSET VALUE

For the Fund, net asset value (“NAV”) per share is determined by dividing the total value of the Fund’s assets, less any liabilities, by the number of shares of the Fund outstanding.

The net asset value per share of the Fund is determined by the Administrator as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as observed.

For valuing securities in calculating NAV, the Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

TAX INFORMATION

The Fund intends to qualify as a regulated investment company, or “RIC,” under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could only be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.  The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.

There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

You will pay tax on ordinary income dividends derived from taxable interest and on capital gain distributions from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent that a Fund’s distributions are derived from income on short-term debt securities and from short-term capital gains, such distributions will not be eligible for taxation at the reduced rate. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012. However, this tax will not apply to certain amounts that are already excludable from gross income, such as interest on tax-exempt bonds.

Non-U.S. investors may be subject to U.S. withholding and/or state tax, and will be subject to special U.S. tax certification requirements. Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax adviser about federal, state and local tax consequences of owning shares of a Fund.

Generally, within 60 days after the end of a Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% withholding tax, unless a lower treaty rate applies. For taxable years of a Fund that began before January 1, 2012, certain distributions designated by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder were eligible for an exemption from U.S. withholding tax. However, it cannot be predicted whether Congress will pass legislation to reinstate this exemption, or whether distributions of a Fund will be subject to a 30% U.S. withholding tax.

A 30% withholding tax on dividends paid after December 31, 2013 and redemption proceeds paid after December 31, 2014 will be imposed on (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund.  The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

This discussion is not a substitute for personal tax advice. You should consult your personal tax adviser about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

DIVIDENDS AND DISTRIBUTIONS

The net investment income of each class of Shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record as of the close of business and prior to the determination of NAV. However, if you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional Shares of the Fund at the NAV per Share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of the Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. The Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally the Fund will have a positive net income at the time of determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized.

Should the Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the Shares are held and receiving upon redemption a price per Share lower than that which was paid.

PERFORMANCE INFORMATION

From time to time the Trust may advertise the performance of the Fund. All data is based on past performance and is not intended to indicate future results.

Generally, the Fund will advertise 7-day yields and 7-day effective yields.

The yield for the Shares of the Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

The effective yield for the Shares of the Fund represents a compounding of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

Effective Yield = [(Base Period Return +1) 365/7] -1

Tax-equivalent yield is computed by dividing the portion of the Fund’s yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the fourth lowest tax rate applicable to unmarried individuals (currently 28%) of all reportable payments, including dividends, capital gain distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

U.S. withholding and estate taxes may apply to any investments made by non-U.S. investors in the Fund. The American Jobs Creation Act of 2004, as extended by the Emergency Economic Stabilization Act of 2008 and later by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010, provides relief from U.S. withholding tax for certain properly designated distributions made with respect to the Fund’s taxable year beginning prior to 2012, assuming the investor provides valid tax documentation certifying non-U.S. status. The relief does not by its terms apply to the Fund’s taxable year beginning in or after 2012 unless so extended by Congress. The Fund will generally apply this relief, where applicable, to Fund distributions made to you if you invest directly with the Fund. If you hold Fund shares through a broker or intermediary, your broker or intermediary may apply this relief to distributions made to you with respect to those shares. If your broker or intermediary instead collects withholding tax where this relief is applicable, you may be able to reclaim such withholding tax from the IRS. Please consult your tax advisor.

Please be aware that the U.S. tax information contained in this Statement of Additional Information is not intended or written to be used, and cannot be used, for the purpose of avoiding U.S. tax penalties.

FINANCIAL STATEMENTS

A copy of the Fund’s Annual Report may be obtained upon request and without charge, on the Fund’s website (www.CatalystTCGFunds.com) or by calling the Funds at the toll-free number listed on the cover page of this Statement of Additional Information.  The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Fund for the fiscal year ended June 30, 2017.

APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

A-1

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

A-2

Appendix B

CATALYST CAPITAL ADVISORS LLC

PROXY VOTING POLICY

Background:  Pursuant to Rule 206(4)-6 and Rule 204-2 under the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

Policy:  The Adviser will vote proxies on behalf of its individual clients or designate a third party provider to do so.  In order to fulfill its responsibilities under the Advisers Act, the Adviser has adopted the following policies and procedures for proxy voting:

Voting Proxies

1.

All proxies sent to clients that are actually received by the Adviser (to vote on behalf of the client) will be provided to the chief compliance officer or designated third-party provider (the “Designee”).

2.

The Advisor and Designee will generally adhere to the following procedures (subject to limited exception):

(a)

A written record of each proxy received by the Adviser or Designee (on behalf of its clients) will be kept in the Adviser's or Designee’s files.

(b)

Prior to voting any proxies, the Advisor or Designee will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines set forth below.  If a conflict is identified, the Designee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material.

(c)

If no material conflict is identified pursuant to these procedures, the Advisor or Designee will vote the proxy in accordance with the guidelines set forth below.  The Designee will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

Conflicts of Interest

1.

As stated above, in evaluating how to vote a proxy, the Designee will first determine whether there is a conflict of interest related to the proxy in question between Adviser and its Advisory Clients.  This examination will include (but will not be limited to) an evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a client of the Adviser.

2

If a conflict is identified and deemed “material” by the Designee, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of the client (which may include utilizing an independent third party to vote such proxies).

3

With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected clients give such clients the opportunity to vote the proxies in question themselves.

However, with respect to:

1. ERISA clients whose advisory contract reserves the right to vote proxies when the Adviser has determined that a material conflict exists that affects its best judgment as a fiduciary to the ERISA client, the Adviser will:

B-1

(a)

Give the ERISA client the opportunity to vote the proxies in question themselves; or

(b)

Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA clients (if any).

2. The Funds whose Proxy Voting Policies and Procedures provides that in the event a conflict of interest between the interests of the Fund’s shareholders and those of the Advisor, the Advisor is instructed to abstain from making a voting decision and to forward all necessary voting materials to the Trust to enable the Board of Trustees to make the voting decision. The Advisor shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reason for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Advisors proxy voting guidelines.

Proxy Voting Guidelines

See Catalyst Capital Advisors LLC Proxy Voting Policies and Procedures under separate cover.

Disclosure of Procedures

A summary of above these proxy voting procedures will be included in Part II of the Adviser's Form ADV and will be updated whenever these policies and procedures are updated.  Clients will be provided with contact information as to how they can obtain information about: (a) the Adviser's proxy voting procedures (i.e., a copy of these procedures); and (b) how the Adviser voted proxies that are relevant to the affected client.

Record-keeping Requirements

The Designee will be responsible for maintaining files relating to the Adviser's proxy voting procedures.  Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser.  Records of the following will be included in the files:

1.

Copies of these proxy voting policies and procedures, and any amendments thereto;

2.

A copy of each proxy statement that the Adviser actually received; provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

3.

A record of each vote that the Adviser casts;

4.

A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

5.

A copy of each written request for information on how the Adviser voted such client’s proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of clients.

B-2

TCG Financial Series Trust I

PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)

Declaration of Trust.

i.

Agreement and Declaration of Trust dated April 4, 2013, filed with the State of Ohio on April 9, 2013, which was filed as an exhibit to the Registration Statement on June 20, 2013, is incorporated herein by reference.

ii.

Amendment No. #1 to the Agreement and Declaration of Trust, which was filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on October 28, 2015, is hereby incorporated by reference.

iii.

Amendment No. #2 to the Agreement and Declaration of Trust, which was filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on October 28, 2015, is hereby incorporated by reference.

(b)

By-Laws.

i.

Registrant’s By-laws, which were filed as an exhibit to the Registrant’s Registration Statement on June 20, 2013, are hereby incorporated by reference.

(c)

Instruments Defining Rights of Security Holders - None. (Other than in the Declaration of Trust and By-laws of the Registrant).

(d)

Investment Advisory Contracts.

TCG Financial Services, LLC

i.

Management Services Agreement with TCG Financial Services, LLC, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

ii.

Operating Expense Limitation Agreement with TCG Financial Services, LLC, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

iii.

Amendment to the Management Services Agreement with TCG Financial Services, LLC, which was filed as an exhibit to the Registrant's Registration Statement on September 2, 2014, is hereby incorporated by reference.

iv.

Amendment to Operating Expense Limitation Agreement with TCG Financial Services, LLC, which was filed as an exhibit to the Registrant's Registration Statement on September 2, 2014, is hereby incorporated by reference.

Catalyst Capital Advisors LLC

v.

Management Services Agreement with Catalyst Capital Advisors LLC, which was filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on October 28, 2015, is hereby incorporated by reference.

vi.

Operating Expense Limitation Agreement with Catalyst Capital Advisors LLC, was filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on October 14, 2016, is hereby incorporated by reference.

(e)

Underwriting Contracts.

i.

Underwriting Agreement with Arbor Court Capital, LLC which was filed as an exhibit to the Registrant's Registration Statement on July 29, 2015, is hereby incorporated by reference.

(f)

Bonus or Profit Sharing Contracts — None.

(g)

Custodian Agreements.

i.

Custody Agreement with The Huntington National Bank, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

(h)

Other Material Contracts.

i.

Fund Administration Servicing Agreement with TCG Financial Services, LLC, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

ii.

Transfer Agent Servicing Agreement with Mutual Shareholder Services, LLC, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

iii.

Fund Accounting Servicing Agreement with Mutual Shareholder Services, LLC, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

iv.

Compliance Services Agreement with MFund Services, LLC, which was filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on October 28, 2015, is hereby incorporated by reference.

v.

Administration and Research Agreement between Catalyst Capital Advisors LLC and TCG Administrative Services, LLC, which was filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on October 28, 2015, is hereby incorporated by reference.

(i)

Legal Opinion.

i.

Legal Opinion and Consent of Thompson Hine LLP was filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on October 14, 2016, is hereby incorporated by reference.

ii.

Legal Consent of Thompson Hine LLP is filed herewith.

(j)

Other Opinions.

i.

Consent of Independent Auditors is filed herewith.

(k)

Omitted Financial Statements. None.

(l)

Initial Capital Agreements.

i.

Agreement of initial shareholder, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

(m)

Rule 12b-1 Plan.

i.

Distribution and Servicing Plan, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

(n)

Rule 18f-3 Plan

i.

Rule 18f-3 Plan, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

(o)

Reserved.

(p)

Code of Ethics

i.

Code of Ethics for Trust, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

ii.

Code of Ethics for TCG Financial Services, LLC, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

iii.

Code of Ethics for Principal Executive and Senior Financial Officers of the Trust, which was filed as an exhibit to the Registrant's Registration Statement on July 2, 2014, is hereby incorporated by reference.

iv.

Code of Ethics for Arbor Court Capital LLC, which was filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on October 28, 2015, is hereby incorporated by reference.

v.

Code of Ethics for Catalyst Capital Advisors LLC, which was filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on October 28, 2015, is hereby incorporated by reference.

vi.

Code of Ethics for TCG Administrative Services, LLC, which was filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on October 28, 2015, is hereby incorporated by reference.

(q)

Powers of Attorney.

i.

Power of Attorney of Jorge H. Coloma, Trustee; Steve Lachenauer, Trustee; Don McIntosh, Trustee, which was filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on October 28, 2015, is hereby incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

(a)

Reference is made to Article VI of the Registrant’s Declaration of Trust which provides for indemnification of officers and Trustees as follows:

Section 6.6. Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b)

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

(a)

Catalyst Capital Advisors LLC (“CCA”), (the “Adviser”) serves as the investment adviser for the Fund.  The principal business address of the Adviser is 36 North New York Avenue, Huntington, NY 11743. With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and -Exchange Commission (“SEC”) under file number 801-66886, dated May 4, 2015.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(i)

CCA has engaged in no other business during the past two fiscal years.

(ii)

Jerry Szilagyi is a managing member and sole voting member of CCA and has been engaged within the last two fiscal years in the capacity of director, officer, employee, partner, or trustee of the following other companies:

Trustee, Mutual Fund Series Trust, 17605 Wright Street, Omaha, Nebraska 68130;

Trustee, Variable Insurance Trust, 17605 Wright Street, Omaha, Nebraska 68130;

President, Mutual Fund & Variable Insurance Trust, 36 North New York Avenue, NY 11743;

President, Strategy Shores, 36 North New York Avenue, NY 11743;

Managing Member and President, MFund Services LLC, 36 North New York Avenue, Huntington, NY 11743, an administrator to mutual funds (including each series of the Trust);

Managing Member and President, MFund Distributors LLC, 36 North New York Avenue, Huntington, NY 11743, (TBP), a provider of marketing services to mutual funds.

Managing Member and President, Abbington Capital Group LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743, a strategic consulting firm to financial services companies;

Member and President of Cross Sound Capital LLC, 5 Abbington Drive, Lloyd Harbor, NY 11743, the manager of Cross Sound Global Macro Fund LLC, a hedge fund, until October 2013;

President of USA Mutuals, Inc., 700 North Pearl Street, Suite 900, Dallas, Texas 75201, a registered investment advisor. Mutuals Advisors Inc. serves the advisor to USA Mutuals, a registered investment company;

President, USA Mutuals, c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202, a registered investment company

Managing Member of AlphaCentric Advisors LLC, 36 North New York Avenue, Huntington, NY 11743, an investment advisor to mutual funds.

Item 32.  Principal Underwriter.

(a) The Registrant’s principal underwriter acts as principal underwriter for the following investment companies:

INVESTMENT COMPANY/TRUST
Elessar Investment Trust
CCA Investments Trust
Archer Investment Series Trust
TeaLeaf Management Investment Trust
Endurance Series Trust
Clark Fork Trust
Frank Funds
DMS Funds
Conestoga Funds
Grand Prix Investors Trust
PSG Capital Management Trust
The MP63 Fund
Meyers Capital Investments Trust
The Avondale Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Distributor are as follows:

(1)	(2)	(3)
Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Fund
Christopher R. Barone	President	None
Gregory B. Getts	CFO, Financial Principal	None
Arch Eagle Group, Inc.	Member	None
David W. Kuhr	SROP/CROP	None

*2000 Auburn Drive Suite 120, Beachwood, OH 44122

(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Commissions
None	None	None	None	None

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant and Transfer Agent	Mutual Shareholders Services, LLC 8000 Town Centre Drive, Ste. 400 Broadview Heights, OH 44147
Registrant’s Investment Adviser	Catalyst Capital Advisors LLC 36 North New York Avenue Huntington, New York 11743
Registrant’s Custodian	Huntington Bank, N.A. Easton Oval EA4E95 Columbus, OH 43219
Registrant’s Distributor	Arbor Court Capital, LLC 2000 Auburn Drive Suite 120 Beachwood, OH 44122

Item 34.  Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the New York, New York, on October 27, 2017.

TCG Financial Series Trust I

By: /s/ Steven Lachenauer

Steven Lachenauer

Chairman and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated.

Signature	Title	Date
By: /s/ Jorge H. Coloma Jorge H. Coloma	Principal Executive Officer and President/Trustee	October 27, 2017
By: /s/ Steven Lachenauer Steven Lachenauer	Chairman and Trustee	October 27, 2017
By: /s/ Donald McIntosh Donald McIntosh	Trustee	October 27, 2017
By: /s/ Bob Anastasi Bob Anastasi	Principal Financial Officer and Treasurer	October 27, 2017

EXHIBITS

Exhibit 28(i)

-

Legal Counsel Consent

Exhibit 28(j)

-

Auditor Consent